MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Amortized Cost	$ 328,593	$ 200,302
Unrealized gains	29	1
Unrealized losses	(8,087)	(1,320)
Fair Value	320,535	198,983
Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	114,475	53,238
Unrealized gains	1	0
Unrealized losses	(1,341)	(67)
Fair Value	113,135	53,171
Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	54,282	8,409
Unrealized gains	0	0
Unrealized losses	(344)	(12)
Fair Value	53,938	8,397
Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	168,757	61,647
Unrealized gains	1	0
Unrealized losses	(1,685)	(79)
Fair Value	167,073	61,568
Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	147,888	122,701
Unrealized gains	28	0
Unrealized losses	(6,046)	(1,138)
Fair Value	141,870	121,563
Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	11,948	15,954
Unrealized gains	0	1
Unrealized losses	(356)	(103)
Fair Value	11,592	15,852
Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	159,836	138,655
Unrealized gains	28	1
Unrealized losses	(6,402)	(1,241)
Fair Value	$ 153,462	$ 137,415